Intangible assets (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets
Additions	R$ 157	R$ 230
Intangible assets financing - Addition		(2)
Total	R$ 157	R$ 228